Stockholders' equity and reserves - Reserve for repurchase of shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholder's equity and reserves
Balance as of January 1	152,768	100,396	86,928
(+) Total shares purchased	649,543	212,860	133,488
(-) Total shares sold	(182,768)	(160,488)	(120,020)
Balance as of December 31	619,543	152,768	100,396